Non-current financial assets (Details) - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Non-current financial assets
Security rental deposits	SFr 59,144	SFr 68,911
Total non-current financial assets	SFr 59,144	SFr 68,911